Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 3,013	€ 2,356
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,533	763
Capital funding [member] | USD 760 Million Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 16
Borrowings issued year	2024
Borrowings maturity year	2027
Borrowings	€ 731
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 301	287
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually, December 16
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 480	457
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 20	€ 18